Employee Benefits - Plan Asset Allocation (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Derivatives (Market Value)
Total fair value of plan assets		€ 15,239	€ 16,106
Plan Asset Allocation
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		610	537
Equity instruments	[1]	1,682	1,427
Investment-grade bonds
Government	[2]	2,260	2,382
Non-government bonds	[2]	4,964	5,453
Non-investment-grade bonds
Government		105	94
Non-government bonds		434	441
Securitized and other Debt Investments		145	159
Insurance		2,644	2,772
Alternatives
Real estate		736	818
Commodities		81	56
Private equity		0	4
Other	[3]	1,010	1,049
Derivatives (Market Value)
Interest rate		425	807
Credit		24	39
Inflation		11	14
Foreign exchange		18	(23)
Other		90	77
Total fair value of plan assets		15,239	16,106
Germany
Derivatives (Market Value)
Total fair value of plan assets		9,632	10,237
Germany | Plan Asset Allocation
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		431	305
Equity instruments	[1]	1,189	1,060
Investment-grade bonds
Government	[2]	1,608	1,814
Non-government bonds	[2]	3,817	4,090
Non-investment-grade bonds
Government		96	86
Non-government bonds		359	380
Securitized and other Debt Investments		32	37
Insurance		0	0
Alternatives
Real estate		632	719
Commodities		77	54
Private equity		0	0
Other	[3]	945	989
Derivatives (Market Value)
Interest rate		443	730
Credit		(12)	(18)
Inflation		0	0
Foreign exchange		15	(17)
Other		0	8
Total fair value of plan assets		9,632	10,237
U.K.
Derivatives (Market Value)
Total fair value of plan assets		3,505	3,678
U.K. | Plan Asset Allocation
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		137	163
Equity instruments	[1]	124	0
Investment-grade bonds
Government	[2]	168	77
Non-government bonds	[2]	358	531
Non-investment-grade bonds
Government		0	0
Non-government bonds		43	17
Securitized and other Debt Investments		48	21
Insurance		2,626	2,756
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value)
Interest rate		0	113
Credit		0	0
Inflation		0	0
Foreign exchange		1	0
Other		0	0
Total fair value of plan assets		3,505	3,678
U.S.
Derivatives (Market Value)
Total fair value of plan assets		944	1,050
U.S. | Plan Asset Allocation
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		(18)	3
Equity instruments	[1]	89	111
Investment-grade bonds
Government	[2]	288	277
Non-government bonds	[2]	429	474
Non-investment-grade bonds
Government		4	4
Non-government bonds		9	19
Securitized and other Debt Investments		46	85
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value)
Interest rate		(29)	(49)
Credit		36	57
Inflation		0	0
Foreign exchange		0	0
Other		90	69
Total fair value of plan assets		944	1,050
Other
Derivatives (Market Value)
Total fair value of plan assets		1,158	1,141
Other | Plan Asset Allocation
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		60	66
Equity instruments	[1]	280	256
Investment-grade bonds
Government	[2]	196	214
Non-government bonds	[2]	360	358
Non-investment-grade bonds
Government		5	4
Non-government bonds		23	25
Securitized and other Debt Investments		19	16
Insurance		18	16
Alternatives
Real estate		104	99
Commodities		4	2
Private equity		0	4
Other	[3]	65	60
Derivatives (Market Value)
Interest rate		11	13
Credit		0	0
Inflation		11	14
Foreign exchange		2	(6)
Other		0	0
Total fair value of plan assets		€ 1,158	€ 1,141

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g., the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index

[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
[3]	This position contains commingled funds which could not be segregated into the other asset categories